Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Summary of Significant Accounting Policies

Principles of Consolidation
The consolidated financial statements include the accounts of Xcel and its wholly-owned subsidiaries as of and for the years ended December 31, 2014 (the “Current Year”) and December 31, 2013 (the “Prior Year”). The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the accounting rules under Regulation S-X, as promulgated by the Securities and Exchange Commission (the “SEC”). All significant intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from estimates.
Discontinued Operations
The Company accounted for its decision to close down its retail operations as discontinued operations in accordance with the guidance provided in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360, “Accounting for Impairment or Disposal of Long-Lived Assets,” and Accounting Standard Update (“ASU”) 2014-08, “Reporting of Discontinued Operations and Disclosures of Disposals of Components of an Entity,” which requires that only a disposal of a component of an entity, or a group of components of an entity, that represents a strategic shift that has, or will have, a major effect on the reporting entity’s operations and financial results should be reported in the financial statements as discontinued operations. In the period a discontinued operation is classified as held for sale, the results of operations for the periods presented are reclassified into separate line items in the statements of operations. Assets and liabilities are also reclassified into separate line items on the related balance sheets for the periods presented. The statements of cash flows for the periods presented are also reclassified to reflect the results of discontinued operations as separate line items.
Cash and Cash Equivalents
The Company considers all highly-liquid investments with original maturities of three months or less to be cash equivalents.
Accounts Receivable
Accounts receivable are reported net of the allowance for doubtful accounts. Allowance for doubtful accounts is based on the Company’s ongoing discussions with its licensees and its evaluation of each licensee’s payment history and account aging. As of December 31, 2014 and 2013, the Company had $3,641,000 and $3,541,000 of accounts receivable, net of the allowance for doubtful accounts of $41,000 and $39,000, respectively. The accounts receivable balance includes $110,000 and $174,000 of earned revenue that has been accrued but not billed as of December 31, 2014 and 2013, respectively.
Property and Equipment
Furniture, equipment and software are stated at cost less accumulated depreciation and amortization, and are depreciated using the straight-line method over their estimated useful lives, generally three (3) to seven (7) years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the terms of the leases. Betterments and improvements are capitalized, while repairs and maintenance are expensed as incurred.
Trademarks, Goodwill and Other Intangible Assets
The Company follows FASB ASC Topic 350, “Intangibles — Goodwill and Other.” Under this standard, goodwill and indefinite lived assets are not amortized. The Company’s definite lived intangible assets are amortized over their estimated useful lives of four (4) to ten (10) years.
The Company will first perform a qualitative impairment analysis. Should the results of this assessment result in either an ambiguous or unfavorable conclusion the Company will perform additional quantitative testing consistent with the fair value approach mentioned above. On an annual basis and as needed, the Company tests goodwill and indefinite life trademarks for impairment through the use of discounted cash flow models. This requires the Company’s management to make certain assumptions and estimates regarding certain industry trends and future revenues of the Company. The Company completed its annual quantitative assessment analysis of its indefinite-lived trademarks and other intangibles and goodwill at December 31, 2014 and determined that no further analysis or impairment charges were required.
Deferred Finance Costs
The Company incurred costs (primarily professional fees lender underwriting fees) in connection with borrowings under the senior secured term loans. These costs have been deferred and are amortized as interest expense using the straight-line method over the term of the related debt, which does not differ materially from the effective interest method.
Contingent Obligations
Management analyzes and quantifies the expected contingent obligations (expected earn-out payments) over the applicable pay-out period. Management assesses no less frequently than each reporting period the status of contingent obligations and any expected changes in the fair market value of such contingent obligations. Any change in the expected obligation will result in expense or income recognized in the period in which it is determined that the fair value has changed. Contingent obligations have been reduced by $0.6 million and $5.1 million during the Current Year and Prior Year, respectively, and have been recorded as gains on the reduction of contingent obligations and included in operating income in the Company’s consolidated statements of operations (see Note 7).
In accordance with ASC Subtopic 805-50-30, “Business Combinations,” the Company is required to recognize the contingent obligation incurred in connection with the acquisition of the Ripka Brand asset purchase, equal to the positive difference between the fair value of the assets acquired and the consideration paid for the acquired assets.
Revenue Recognition
Licensing revenue is generated from licenses and is based on reported sales of licensed products bearing the Company’s trademarks, at royalty rates specified in the license agreements. These agreements are also subject to contractual minimum levels.
Design and service fees are recorded and recognized in accordance with the terms and conditions of each service contract, which require the Company to meet its obligations and provide the relevant services under each contract. Guaranteed minimum royalty payments are recognized on a straight-line basis over the term of each contract year as defined in each license agreement. Royalties exceeding the guaranteed minimum royalty payments are recognized as income during the period corresponding with the licensee’s sales. Advanced royalty payments are recorded as deferred revenue at the time payment is received and recognized as revenue as earned. Revenue is not recognized unless collectability is reasonably assured.
Advertising Costs
All costs associated with production for the Company’s advertising campaigns are expensed during the periods when the activities take place. All other advertising costs, such as print and online media, are expensed when the advertisement occurs. The Company incurred no advertising costs for the Current Year and Prior Year.
Operating Leases
Total rental payments under operating leases that include scheduled payment increases and rent holidays are amortized on a straight-line basis over the term of the lease. Landlord allowances are amortized by the straight-line method over the term of the lease as a reduction of rent expense.
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation — Stock Compensation,” by recognizing the fair value of stock-based compensation as an operating expense in the consolidated statements of operations. The fair value of stock option awards are estimated using the Black-Scholes option pricing model for option valuation and restricted stock awards are valued at the fair value of the Common Stock at the time of grant. The Black-Scholes option pricing model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. Compensation cost for restricted stock is measured using the fair value of the Company’s Common Stock at the date the Common Stock is granted. The fair value of stock-based awards is amortized over the service period of the awards. Stock-based compensation that relates to contract performance is amortized over the term of the corresponding contract. For stock-based awards that vest based on performance conditions (e.g., achievement of certain milestones), expense is recognized when it is probable that the condition will be met. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.
Income Taxes
Current income taxes are based on the respective period’s taxable income for federal and state income tax reporting purposes. Deferred tax liabilities and assets are determined based on the difference between the financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is required if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
The Company applies the FASB guidance on accounting for uncertainty in income taxes. The guidance clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with other authoritative U.S. GAAP and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also addresses derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company has no unrecognized tax benefits as of December 31, 2014 and 2013. Interest and penalties related to uncertain tax positions, if any, are recorded in income tax expense. Tax years that remain open for assessment for federal and state tax purposes include the years ended December 31, 2011 through 2014.
Fair Value of Financial Instruments
For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses and other current liabilities, the carrying amounts approximate fair value due to the short-term maturities of these instruments. The carrying value of the Company’s IM Term Loan (as defined in Note 7) approximates fair value because the fixed interest rate approximates current market rate and in the instances it does not, the impact on the time value is not material. When debt interest rates are below market rates, the Company considers the discounted value of the difference of actual interest rates and its internal borrowing against the scheduled debt payments. The carrying value of the Company’s JR Term Loan and H Term Loan (as defined in Note 7) approximates fair value because the variable interest rates approximate current market rates.
Fair Value
ASC 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), defines fair value, establishes a framework for measuring fair value under U.S. GAAP and provides for expanded disclosure about fair value measurements. ASC 820-10 applies to all other accounting pronouncements that require or permit fair value measurements. The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of the Company’s assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The Company has contingent obligations that are required to be measured at fair value on a recurring basis. The Company’s contingent obligations were measured using inputs from Level 3 of the fair value hierarchy, which states:
Level 3 — unobservable inputs that reflect management’s assumptions that market participants would use in pricing assets or liabilities based on the best information available. The Company’s earn-out obligation (see Note 7) is based upon certain projected net royalty revenues as defined in the terms and conditions of the acquisition of the Isaac Mizrahi Brand.
The following table reflects the change in fair value of the Company’s earn-out obligation for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Balance at beginning of year	$6,366,000	$11,466,000
Gain on reduction of contingent obligation	(600,000)	(5,100,000)
Balance at end of year	$5,766,000	$6,366,000

The Company has determined the estimated fair value amounts using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. The Company has based these fair value estimates on pertinent information available as of the respective balance sheet dates and has determined that, as of such dates, the carrying value of all financial instruments approximates fair value.
In addition to the Company’s contingent obligations measured at fair value on a recurring basis under ASC 820-10, the Company also recognized a contingent obligation in connection with an asset purchase. ASC 805-50-30 requires when contingent obligations exist, recording a contingent obligation equal to the positive difference between the fair value of the assets acquired and the consideration paid for the acquired assets.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company limits its credit risk with respect to cash by maintaining cash balances with high quality financial institutions. At times, the Company’s cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are minimal due to the collection history and due to the nature of the Company’s royalty revenues. Generally, the Company does not require collateral or other security to support accounts receivables.
Earnings Per Share
Basic earnings (loss) per share is computed by dividing net income from continuing operations, loss on discontinued operations and net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period, excluding the effects of any potentially dilutive securities. Diluted earnings (loss) per share reflect, in periods in which they have a dilutive effect, the effect of common shares issuable upon the exercise of stock options and warrants using the treasury stock method. The difference between basic and diluted weighted-average common shares results from the assumption that all dilutive stock options, warrants and restricted stock outstanding were exercised into Common Stock if the effect is not anti-dilutive.
Recent Accounting Pronouncements
In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 provides guidance for revenue recognition and affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets and supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance. The core principle of ASU 2014-09 is the recognition of revenue when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled to in exchange for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for fiscal years beginning after December 15, 2016 and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). Early adoption is not permitted. The Company is currently evaluating the method and impact the adoption of ASU 2014-09 will have on the Company’s consolidated financial statements and disclosures.
In June 2014, the FASB issued ASU No. 2014-12, “Compensation — Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could be Achieved after the Requisite Service Period” (“ASU 2014-12”). ASU 2014-12 affects entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. ASU 2014-12 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Company is currently evaluating the method and impact the adoption of ASU 2014-12 will have on the Company’s consolidated financial statements and disclosures.
In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). ASU 2014-15 provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. The amendments in ASU 2014-15 are effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Early adoption is permitted. The Company will adopt the methodologies prescribed by ASU 2014-15 by the date required, and does not anticipate that the adoption of ASU 2014-15 will have a material effect on its consolidated financial position or results of operations.